Disaggregated Revenue (Tables)	6 Months Ended
Sep. 30, 2024
Disaggregated Revenue [Abstract]
Schedule of Revenue from Contracts with Customers	The following is the Company’s revenue from contracts with customers that are recognized at a point in time, in accordance with ASC Topic 606, by major transactional based services:
	For the six months ended September 30,
	2024	2023
	$’000	$’000
Investment banking services
Corporate consultancy income	237	-

Wealth management services
Securities brokerage commission income	45	10
Securities brokerage handling income	30	6
Total wealth management services income	75	16

Asset management services
Fund subscription fee – related parties	-	22

Virtual assets services
Virtual assets trading income	3	-
Virtual assets subscription / redemption income	12	-
Total virtual assets services income	15	-

Other services
Referral income	-	550

Total revenues recognized at a point in time	327	588

The following is the Company’s revenue from contracts with customers for services recognized over a period of time in accordance with ASC Topic 606, by major service type:
	For the six months ended September 30,
	2024	2023
	$’000	$’000
Interest income
Other securities brokerage financing	30	17

Wealth management services
Investment advisory income	318	1,559

Asset management services
Management fee income – related parties	213	140
Performance fee income – related parties	167	336
Total asset management services income	380	476

Total revenues recognized over a period of time	728	2,052